Cash and due from banks (Tables)	12 Months Ended
Dec. 31, 2020
Cash and due from banks
Schedule of cash and due from banks

	December 31,	December 31,
	2020	2019
Cash and due from banks	4,331	8,078
Interest-bearing deposits in banks	859,481	1,170,092
Total	863,812	1,178,170

Less:
Pledged deposits	17,804	18,452
Total cash and cash equivalents	846,008	1,159,718

Schedule of interest-bearing deposits in banks and pledged deposits and breakdown in banks and pledged deposits by country risk

8.Cash and due from banks

The following table presents the details of interest-bearing deposits in banks and pledged deposits:

	December 31,	December 31,
	2020	2019
Cash and due from banks	4,331	8,078
Interest-bearing deposits in banks	859,481	1,170,092
Total	863,812	1,178,170

Less:
Pledged deposits	17,804	18,452
Total cash and cash equivalents	846,008	1,159,718

	December 31, 2020		December 31, 2019
		Interest rate		Interest rate
	Amount	range	Amount	range
Interest-bearing deposits in banks:
Demand deposits (1)	749,481	0.03% to 3.08%	1,150,092	1.55% to 5.10%
Time deposits	110,000	—	20,000	—
Total	859,481		1,170,092

Pledged deposits	17,804	0.09%	18,452	1.55%

(1)Interest-bearing demand deposits based on daily rates determined by banks.  In addition, rates of 3.08% and 5.10% correspond to a deposit placed in México.

	December 31,	December 31,
	2020	2019
Country:
United States of America (1)	11,515	5,645
Switzerland	3,027	9,567
Japan	1,330	1,470
Mexico	790	—
Canada	610	—
Netherlands	334	—
United Kingdom	130	—
France	50	1,770
Spain	18	—
Total	17,804	18,452
(1)

Includes pledged deposits of $10.0 million at December 31, 2020 and $3.5 million at December 31, 2019, with the New York State Banking Department under March 1994 legislation and deposits pledged to guarantee derivative financial instrument transactions.